Other investments	12 Months Ended
Dec. 31, 2020
Other investments
Other investments

Note 17 – Other investments

Accounting policies

Other investments are measured on initial recognition at cost, and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.

The Group’s other investments consist of a USD 5.4 million (2019: USD 5.3 million) investment in Beta Bionics, Inc., the developer of iLet™, a fully integrated dual-hormone pump (bionic pancreas) for autonomous diabetes care. The investment in Beta Bionics, Inc. is recorded at fair value through profit and loss. This investment represents 1.6% (2019:  1.6%)  ownership of Beta Bionics, Inc., and is recorded at a fair value of DKK 32.3 million as of December 31, 2020 (DKK 35.6 million as of December 31, 2019).

In determining fair value, Zealand considered the impact of any recent share capital issuances by Beta Bionics as an indicator of the fair value of the shares. In particular, Beta Bionics undertook a capital offering in June 2019 and subsequent infliction points was used as the basis for determining fair value. Measurement is considered a level 3 measurement.

A fair value adjustment of DKK 0.1 million and currency conversion impact of DKK -3.3 million, respectively, have been recognized in financial income in 2020 (2019: DKK 2.2 million and DKK 0.8 million respectively).